PROPERTY AND EQUIPMENT - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	$ 908	$ 714
Additions	1,326	451
Depreciation charge	(376)	(246)	$ (190)
Translation differences	(25)	(11)
Property and equipment at end of period	1,833	908	714
COMPUTER AND OFFICE EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	802	598
Additions	833	436
Depreciation charge	(305)	(225)
Translation differences	(11)	(7)
Property and equipment at end of period	1,319	802	598
LEASEHOLD IMPROVEMENTS
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	106	116
Additions	493	15
Depreciation charge	(71)	(21)
Translation differences	(14)	(4)
Property and equipment at end of period	514	106	$ 116
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	1,694
Property and equipment at end of period	2,919	1,694
Cost | COMPUTER AND OFFICE EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	1,460
Property and equipment at end of period	2,211	1,460
Cost | LEASEHOLD IMPROVEMENTS
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	234
Property and equipment at end of period	708	234
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	(786)
Property and equipment at end of period	(1,086)	(786)
Accumulated depreciation | COMPUTER AND OFFICE EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	(658)
Property and equipment at end of period	(892)	(658)
Accumulated depreciation | LEASEHOLD IMPROVEMENTS
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	(128)
Property and equipment at end of period	$ (194)	$ (128)